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August 30, 2004

Financial Investors Trust

1625 Broadway, Suite 2200

Denver, Colorado 80202

August 30, 2004

Securities and Exchange Commission

Attention:  Mr. John Ganley

Judiciary Plaza

450 Fifth Street N. W.

Washington, DC  20549

Re: Financial Investors Trust

File Nos.

33-72424

811-8194

Dear Mr. Ganley:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statements of Additional Information with respect to the above-referenced Trust effective August 27, 2004, do not differ from those filed in the Post-Effective Amendment No. 27 on August 27, 2004, which was filed electronically.

Sincerely,

/s/ Erin E. Douglas

Erin E. Douglas

Secretary